Offerings - Offering: 1	May 30, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Shares, $5.00 par value per share
Maximum Aggregate Offering Price	$ 1,200,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 183,720.00
Offering Note	(1) These "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Filing Fee Tables" table in Eversource Energy's Registration Statement on Form S-3 (File No. 333-286362), which was filed on April 3, 2025. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.